CONVERTIBLE DEBT SECURITIES	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
CONVERTIBLE DEBT SECURITIES

NOTE 6 – CONVERTIBLE DEBT SECURITIES

The Company uses the Black-Scholes Model to calculate the derivative value of its convertible debt. The valuation result generated by this pricing model is necessarily driven by the value of the underlying common stock incorporated into the model. The values of the common stock used were based on the price at the date of issue of the debt security as of December 31, 2021. Management determined the expected volatility between 475.55-624.25%, a risk free rate of interest between 0.10-0.13%, and contractual lives of the debt varying from zero months to eight months. Management made the determination to use an expected life rather than contractual life for the calculations for the matured debt as of December 31, 2021. The expected life is equal to the contractual life extended by one year which vary from two to seven months. The table below details the Company's outstanding convertible notes, with totals for the face amount, amortization of discount, initial loss, change in the fair market value, and the derivative liability.

	Face	Debt	Initial	Change	Derivative Balance
	Amount	Discount	Loss	in FMV	12/31/2021
	$90,228	$–	$58,959	$19,840	$128,370
	162,150	–	74,429	35,654	230,692
	72,488	–	11,381	15,938	103,130
	53,397	–	7,850	(16,767)	71,561
Subtotal	378,263	–	152,619	54,665	533,753
Transaction expense	–	–	–	–	–
	$378,263	$–	$152,619	$54,665	$533,753

Financings

On October 7, 2020, the Company entered into a securities purchase agreement with Geneva Roth Remark Holdings, Inc. (“Geneva”) issuing to Geneva a convertible promissory note in the aggregate principal amount of $47,850 with a $4,350 original issue discount and $3,500 in transactional expenses due to Geneva and its counsel. The note bears interest at 9% per annum and may be converted into common shares of the Company's common stock at a conversion price equal to 70% of the lowest trading price of the Company's common stock during the 20 prior trading days. The Company received $40,000 net cash. On April 16, 2021, Geneva converted $47,850 of principal and $2,153 into 8,065,040 shares of common stock.

On January 4, 2021, the Company entered into a securities purchase agreement with Geneva issuing to Geneva a convertible promissory note in the aggregate principal amount of $42,350 with a $3,850 original issue discount and $3,500 in transactional expenses due to Geneva and its counsel. The note bears interest at 8% per annum and may be converted into common shares of the Company's common stock at a conversion price equal to 70% of the lowest trading price of the Company's common stock during the 20 prior trading days. The Company received $35,000 net cash. On July 12, 2021, Geneva converted $42,350 of principal and $1,540 into 1,784,146 shares of common stock.

On February 3, 2021, the Company entered into a securities purchase agreement with Geneva issuing to Geneva a convertible promissory note in the aggregate principal amount of $94,200 with a $15,700 original issue discount and $3,500 in transactional expenses due to Geneva and its counsel. The note bears interest at 4.5% per annum and may be converted into common shares of the Company's common stock at a conversion price equal to 81% of the lowest two trading prices of the Company's common stock during the 10 prior trading days. The Company received $75,000 net cash. On July 14, 2021, the Company repaid $94,200 of principal.

On February 18, 2021, the Company entered into a securities purchase agreement with Geneva issuing to Geneva a convertible promissory note in the aggregate principal amount of $76,200 with a $12,700 original issue discount and $3,500 in transactional expenses due to Geneva and its counsel. The note bears interest at 4.5% per annum and may be converted into common shares of the Company's common stock at a conversion price equal to 81% of the lowest two trading prices of the Company's common stock during the 10 prior trading days. The Company received $60,000 net cash. On July 14, 2021, the Company repaid $76,200 of principal.

On April 5, 2021, the Company entered into a securities purchase agreement with Geneva issuing to Geneva a convertible promissory note in the aggregate principal amount of $64,200 with a $10,700 original issue discount and $3,500 in transactional expenses due to Geneva and its counsel. The note bears interest at 4.5% per annum and may be converted into common shares of the Company's common stock at a conversion price equal to 81% of the lowest two trading prices of the Company's common stock during the 10 prior trading days. The Company received $50,000 net cash. On July 14, 2021, the Company repaid $64,200 of principal.

On April 26, 2021, the Company entered a Securities Purchase Agreement and Registration Rights with FIRSTFIRE GLOBAL OPPORTUNITIES FUND, LLC, a Delaware limited liability company (the “FirstFire”), pursuant to which the Company issued to FirstFire a Convertible Promissory Note in the principal amount of $825,000 (the “FirstFire Note”). The purchase price of the FirstFire Note is $750,000. The FirstFire Note matures on January 26, 2022 upon which time all accrued and unpaid interest will be due and payable. Interest accrues on the FirstFire Note at 10% per annum guaranteed until the FirstFire Note becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. The FirstFire Note is convertible at any time after 180 days from issuance, upon the election of the FirstFire, into shares of the Company’s Common Stock at $0.015 per share. The FirstFire Note is subject to various “Events of Default,” which are disclosed in the FirstFire Note. Upon the occurrence of an “Event of Default,” the conversion price would become $0.005. On November 17, 2021, FirstFire converted $825,000 of principal and $61,875 of interest into 177,375,000 shares of common stock.

On December 31, 2021, the Company commenced an action against FirstFire Global Opportunities Fund, LLC, and Eli Fireman (“Fireman”) in the United States District Court for the Southern District of New York. The complaint alleges that FirstFire is an unregistered dealer acting in violation of Section 15(a) of the Securities Exchange Act of 1934 (the “Act”), and that the Company is entitled to rescissionary relief from certain convertible promissory notes and securities purchase agreements entered into by the Company and FirstFire pursuant to Section 29(b) of the Act. The complaint also asserts claims against Fireman for control person liability under Section 20(a) of the Act, unjust enrichment of FirstFire, and constructive trust against FirstFire.

On May 19, 2021, the Company entered into a Stipulation of Settlement with four note holders pursuant to which the Company agreed to pay $173,000 to the note holders.

On June 3, 2021, the Company entered into a Settlement and Mutual Release Agreement with Auctus Fund, LLC. Pursuant to the Agreement, the Auctus agreed to convert the Promissory Note issued on September 25, 2018 by the Company to the Lender in the principal amount of $100,000 (the “Auctus Note”) into 12,500,000 shares of the Company’s Common stock (the “Auctus Shares”) as consideration for full and complete satisfaction of and settlement of the Auctus Note, which also terminates all obligations owing under both the Auctus Note and the corresponding Securities Purchase Agreement dated September 25, 2018 between the Company and Auctus. Auctus also agreed to limit the resales of the Auctus Shares in the public market to no more than 2,500,000 shares per calendar week until all of the Auctus Shares have been sold.

On July 14, 2021, the Company entered a Securities Purchase Agreement (the “GS SPA”) with GS Capital Partners, LLC pursuant to which the Company issued to the Lender a 6% Redeemable Note in the principal amount of $2,000,000 (the “GS Note”). The purchase price of the GS Note is $1,980,000. The GS Note matures on July 14, 2022 upon which time all accrued and unpaid interest will be due and payable. Interest accrues on the GS Note at 6% per annum until the GS Note becomes due and payable. The GS Note is subject to various “Events of Default,” which are disclosed in the GS Note. Upon the occurrence of an “Event of Default,” the interest rate on the GS Note will be 18%. The GS Note is not convertible into shares of the Company’s Common Stock and is not dilutive to existing or future shareholders and the Company used a portion of the proceeds of the GS Note to retire convertible debt. As of December 31, 2021, $2,000,000 remains outstanding.

As of December 31, 2021 and 2020 respectively, there was $378,263 and $931,158 of convertible debt outstanding, net of debt discount of $0, and $35,525. As of December 31, 2021 and 2020 respectively, there was derivative liability of $533,753 and $1,220,880 related to convertible debt securities.